UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ------------------
Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one):               [_] is a restatement.
                                               [_] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
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Title:   Chief Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA              May 13, 2011
--------------------                 ---------------           -----------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 36
                                                   -------

FORM 13F INFORMATION TABLE VALUE TOTAL:            471,327
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LIST OF OTHER INCLUDED MANAGERS:
                                      NONE

                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Capitalsource Inc. 4.000%
  due 7/15/34                     NOTE               14055xae2  11,000  11,000,000  PRN      SOLE                SOLE
AEP Industries Inc.               COM                001031103  18,242     613,797  SH       SOLE                SOLE
Airgas Inc.                       COM                009363102  16,605     250,000  SH       SOLE                SOLE
Augusta Resource Corp             COM                050912203   4,597     896,100  SH       SOLE                SOLE
Carefusion Corp                   COM                14170t101  14,100     500,000  SH       SOLE                SOLE
Charter Communications Inc.       COM CL A           16117M305  13,417     265,000  SH       SOLE                SOLE
CIT Group Inc.                    COM                125581801  21,275     500,000  SH       SOLE                SOLE
Citizens Republic Bancorp Inc     COM                174420109   3,560   4,000,000  SH       SOLE                SOLE
Discovery Communications, Inc.    COM SER C          25470f302  21,126     600,000  SH       SOLE                SOLE
Dollar Thrifty Automotive
  Group                           COM                256743105   6,673     100,000  SH       SOLE                SOLE
E Trade Financial Corp            COM                269246401  31,260   2,000,000  SH       SOLE                SOLE
El Paso Corporation               COM                28336L109  13,500     750,000  SH       SOLE                SOLE
Emergency Medical Services        COM CL A           29100P102   9,539     150,000  SH       SOLE                SOLE
Fortune Brands Inc.               COM                349631101  61,890   1,000,000  SH       SOLE                SOLE
Graphic Packaging Holding Co      COM                388689101   2,168     400,000  SH       SOLE                SOLE
Greenlight Capital RE Ltd         COM                g4095j109   2,821     100,000  SH       SOLE                SOLE
Hertz Global Holdings Inc.        COM                42805T105  15,630   1,000,000  SH       SOLE                SOLE
Hewlett Packard Co                COM                428236103  20,485     500,000  SH       SOLE                SOLE
Lyondellbasell Industires NV      SHS A              n53745100  23,967     606,000  SH       SOLE                SOLE
MGIC Investment Corp              COM                552848102   3,556     400,000  SH       SOLE                SOLE
MI Developments Inc.              CL A SUB VTG       55304x104  17,388     600,000  SH       SOLE                SOLE
Novagold Resources, Inc.          COM                66987e206  19,500   1,500,000  SH       SOLE                SOLE
Pepsico Inc.                      COM                713448108  20,775     322,549  SH       SOLE                SOLE
Scotts Miracle Grow Co            CL  A              810186106   5,415      93,600  SH       SOLE                SOLE
The Williams Companies, Inc.      COM                969457100   9,354     300,000  SH       SOLE                SOLE
Vale SA                           ADR                91912E105   6,670     200,000  SH       SOLE                SOLE
Yahoo Inc.                        COM                984332106  10,008     600,000  SH       SOLE                SOLE
Market Vectors ETF TR             Gold Miner ETF     57060u100  15,031     250,000  SH       SOLE                SOLE
Market Vectors ETF TR             JR Gold Miner ETF  57060U589   5,901     150,000  SH       SOLE                SOLE
SPDR GOLD TRUST                   GOLD SHS           78463C107  25,152     180,000  SH       SOLE                SOLE
Augusta Resource Corp             COM                050912203  12,528   2,473,400  SH       SOLE                SOLE
First Solar Inc.                  PUT                336433957   2,704       2,415  PUT      SOLE                SOLE
SPDR S&p 500 ETF TR               PUT                78462f903   2,090      20,000  PUT      SOLE                SOLE
Big Lots Inc                      CALL               089302903   1,200       2,000  CALL     SOLE                SOLE
Family Dollar Stores              CALL               307000909     700       2,500  CALL     SOLE                SOLE
Market Vectors ETF TR             CALL               57060U909   1,500       3,000  CALL     SOLE                SOLE

                                                          ------------
                                  TOTAL                        471,327
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